CMA

CMA Money Fund

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Annual Report

                               [GRAPHIC OMITTED]

March 31, 2000
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[LOGO] Merrill Lynch

DEAR SHAREHOLDER:


For the year ended March 31, 2000, CMA Money Fund paid shareholders a net annualized dividend of 5.02%.* As of March 31, 2000, the Fund's 7-day yield was 5.50%.

The average portfolio maturity for CMA Money Fund at March 31, 2000 was 55 days, compared to 74 days at September 30, 1999.

The Environment

The US economy continued to experience above-trend growth during the last half of 1999 and into the first quarter of 2000. For the second half of 1999, gross domestic product (GDP) grew at a rate of 7.30%, well above expectations this far into the current economic cycle, and much higher than the target for GDP set by the Federal Reserve Board. Currently, more Americans are employed and are enjoying increases in their income as seen in the low unemployment rate and large number of new jobs created (283,000 average for the fourth quarter of 1999). This, as well as the relentless rise in equity prices, created a momentum in consumer demand that has yet to be dampened by rising interest rates.

The recovery of overseas economies has boosted export levels that suffered during the first half of 1999, contributing to the strong US GDP. The Federal Reserve Board remains concerned that although productivity gains are high, they cannot keep pace with demand and imbalances are developing in the economy that may soon prove to be inflationary. A more visible sign of price pressure is the cost of oil, which recently exceeded $30 per barrel. Oil price pressures are expected to continue during the spring and summer since oil stocks are low. However, the Organization of Petroleum Exporting Countries' agreement to increase production should alleviate some of the price pressure.

The Federal Reserve Board took extraordinary steps to ensure liquidity in the financial markets because of Year 2000 concerns. The Federal Reserve Board moved to tighten monetary policy once during the last quarter of 1999, but adopted a neutral bias through year-end in an effort to reassure investors and eliminate uncertainty. However, growth remained strong and during the first quarter of 2000 two 25 basis point (0.25%) interest rate increases were implemented. At that time, the US Treasury also announced anticipated changes to the auction schedule. The Federal budget surplus has made it necessary to decrease the amount of securities sold by the Treasury; therefore, the changes will include reduced auctions and auction sizes, as well as a buy-back program (the Treasury intends to buy back old, off-the-run, less liquid issues in order to keep current issues liquid). The announcement caused unexpected results as the yield curve inverted dramatically as investors rushed to buy the longer-term issues. At this time, it is unclear when this technical inversion will be unwound, as it seems likely to us that further short-term interest rate increases will be forthcoming as long as the current economic momentum continues. Although Treasury yields moved sharply lower, other fixed-income asset types did not participate to the fullest extent. The Government guarantee allotted US agency issues had been placed under scrutiny, which pressured quality spreads across the yield curve.

Portfolio Matters

In this environment, we generally maintained a conservative approach to the market. At first this was dictated by liquidity concerns at year-end. More recently, evidence that the Federal Reserve Board is committed to a series of incremental interest rate increases reinforced our decision to adopt this conservative approach.

* Based on a constant investment throughout the period, with dividends compounded daily, and reflecting a net return to the investor after all expenses.

The Fund's portfolio composition at the end of the March period and as of our last report to shareholders is detailed below:

                                                             3/31/00    9/30/99
                                                             -------    -------
Bank Notes ..............................................       4.0%       4.9%
Certificates of Deposit .................................       1.5        1.4
Certificates of Deposit--Europe .........................       8.8        3.8
Certificates of Deposit--Yankee+ ........................      14.9       11.7
Commercial Paper ........................................      37.5       38.6
Corporate Notes .........................................       2.7        4.2
Funding Agreements ......................................       1.5        2.1
Master Notes ............................................        --        1.4
Medium-Term Notes .......................................      11.1        8.5
Promissory Notes ........................................       1.2         --
Repurchase Agreements ...................................       0.6         --
US Government & Agency
Obligations--Discount Notes .............................       3.0        5.4
US Government & Agency
Obligations--Non-Discount Notes .........................      13.1       18.2
Liabilities in Excess of Other Assets ...................        --       (0.2)
Other Assets Less Liabilities ...........................       0.1         --
                                                              -----      -----
Total ...................................................     100.0%     100.0%
                                                              =====      =====

+     US branches of foreign banks.

In Conclusion

We thank you for your interest in CMA Money Fund, and we look forward to assisting you with your financial needs in the months and years ahead.

Sincerely,


/s/ Terry K. Glenn

Terry K. Glenn
President and Trustee


/s/ Richard J. Mejzak

Richard J. Mejzak
Portfolio Manager

May 3, 2000

We are pleased to announce that Richard J. Mejzak is responsible for the day-to-day management of CMA Money Fund. Mr. Mejzak has been employed by Merrill Lynch Asset Management, L.P. (an affiliate of the Fund's investment adviser) since 1995 as Vice President.

CMA MONEY FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2000                      (IN THOUSANDS)

                                   Face    Interest       Maturity
Issue                             Amount     Rate*          Date         Value
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                                Bank Notes--4.0%
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American Express                 $160,000    6.20+ %       4/17/00  $    160,000
Centurion Bank                    140,000    6.20+         4/19/00       140,000
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Bank of America N.A.              100,000    5.88          4/11/00        99,989
                                  250,000    6.05          6/05/00       249,691
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Bank One IL N.A.                  100,000    6.087        10/06/00        99,503
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Comerica Bank, Detroit            100,000    6.15+         4/03/00       100,000
                                   40,000    5.933+        9/01/00        40,001
                                   25,000    6.061+       11/20/00        24,990
                                   21,000    6.11+         3/07/01        20,988
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FNB Chicago                       200,000    5.76          7/03/00       199,574
-------------------------------------------------------------------------------
First USA Bank N.A.                50,000    6.08         10/10/00        49,713
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First Union National              100,000    6.20+         5/08/00       100,000
Bank                              140,000    6.225+        9/25/00       140,000
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Fleet National Bank                88,000    6.026+        7/31/00        87,991
                                   30,000    6.324+       12/14/00        30,027
                                   42,000    6.14+         1/22/01        42,046
                                   30,000    6.26+         4/20/01        30,029
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Huntington National               112,500    5.66          7/06/00       112,113
Bank, N.A.
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LaSalle Bank N.A.                  50,000    5.17          4/20/00        49,972
                                  100,000    5.20          5/04/00        99,868
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Morgan Guaranty                   147,000    6.15+         5/10/00       146,992
Trust Co. of New York
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National City Bank, Ohio          100,000    6.72          3/21/01        99,401
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National City Bank, PA            100,000    6.67          3/13/01        99,367
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NationsBank N.A.                  250,000    6.16+         4/05/00       249,999
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PNC Bank N.A.                      75,000    5.851+        6/07/00        74,987
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U.S. Bank National                 50,000    5.61          6/26/00        49,877
Association                        65,000    6.121+        9/18/00        64,997
                                   25,000    6.88          4/04/01        24,993
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Total Bank Notes (Cost--$2,690,180) ..............................     2,687,108
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                          Certificates of Deposit--1.5%
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First Tennessee Bank N.A.         100,000    6.13          5/30/00       100,001
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First Union National              200,000    5.80          7/03/00       199,610
Bank                              200,000    6.054+        8/21/00       200,000
                                  160,000    6.16+         8/29/00       160,000
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Fleet National Bank                82,750    6.15+         4/17/00        82,748
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World Savings Bank, fsb           300,000    5.99          5/03/00       300,000
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Total Certificates of Deposit (Cost--$1,042,744) .................     1,042,359
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                      Certificates of Deposit--Europe--8.8%
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ABN-AMRO Bank N.V.,                92,000    6.07          6/13/00        91,955
London                             55,000    5.665         6/15/00        54,903
                                   25,000    6.06          6/22/00        24,988
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Abbey National                     50,000    5.89          5/17/00        49,980
Treasury                          173,000    6.10          6/28/00       172,913
Services Plc,                      50,000    6.129+        8/04/00        49,995
London                            100,000    6.26          8/28/00        99,920
                                  127,000    6.26          8/30/00       126,892
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Bank Austria AG, London           100,000    5.94          4/06/00       100,000
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Bank of Nova Scotia,               50,000    5.92          4/10/00        50,000
London                            125,000    5.85          5/18/00       124,944
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Bank of Scotland,                 300,000    5.95          4/11/00       300,004
London                            100,000    5.90          5/24/00        99,953
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Banque National de Paris,         200,000    6.10          6/28/00       199,907
London
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Barclays Bank Plc,                100,000    5.95          4/25/00        99,999
London                             20,000    5.24          5/15/00        19,974
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Cassa di Risparmio                200,000    5.94          4/25/00       199,997
delle Provincie
Lombardo SpA, London
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Credit Agricole Indosuez,         100,000    6.055         6/15/00        99,954
London
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Den Norske Bank ASA                50,000    6.00          4/06/00        50,000
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Dresdner Bank AG,                  50,000    5.94          4/12/00        50,001
London                             50,000    5.93          4/25/00        49,999
                                  174,000    5.95          4/28/00       173,997
                                   50,000    6.01          5/24/00        49,989
                                  100,000    6.01          5/31/00        99,962
                                   76,000    6.07          6/12/00        75,968
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HSBC Bank Plc, London              55,000    6.04          5/22/00        54,995
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Halifax Plc, London               150,000    5.93          4/06/00       150,000
                                  200,000    5.87          5/16/00       199,919
                                  250,000    5.85          5/18/00       249,888
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ING Bank N.V., London              40,000    5.59          4/03/00        39,998
                                   50,000    5.95          4/25/00        50,000
                                   35,000    5.90          5/24/00        34,983
                                   20,000    5.89          5/30/00        19,984
                                  300,000    6.07          6/12/00       299,873
                                  120,000    6.045         6/16/00       119,941
                                  100,000    6.105         6/28/00        99,955
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Landesbank                        100,000    5.94          4/10/00       100,000
Baden-Wurttemberg,                100,000    5.95          4/28/00        99,998
London                             50,000    5.89          5/17/00        49,981
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Landesbank Hessen-                145,000    6.02          5/18/00       144,979
Thuringen Girozentrale,
London
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Lloyd Bank Plc, London            100,000    5.93          4/06/00       100,000
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National Australia                150,000    5.89          4/25/00       149,986
Bank Limited, London              100,000    5.90          5/23/00        99,958
                                   75,000    6.02          5/31/00        74,973
                                  100,000    6.07          6/12/00        99,958
                                  100,000    6.05          6/19/00        99,951
                                   75,000    6.09+         2/16/01        75,003
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Norddeutsche                      100,000    5.875         5/16/00        99,960
Landesbank                        175,000    6.01          5/30/00       174,940
Girozentrale, London               50,000    6.24          8/14/00        49,963
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Rabobank Nederland                100,000    6.00          5/31/00        99,960
N.V., NY
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Svenska                           100,000    5.935         4/25/00        99,998
Handelsbanken AB,                 100,000    6.01          5/31/00        99,962
London
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                                                                               3

CMA MONEY FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2000 (CONTINUED)          (IN THOUSANDS)

                                   Face    Interest       Maturity
Issue                             Amount     Rate*          Date         Value
--------------------------------------------------------------------------------
                   Certificates of Deposit--Europe (concluded)
--------------------------------------------------------------------------------
Toronto-Dominion                 $ 88,000    5.93 %        4/27/00   $    87,997
Bank
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Westdeutsche                      150,000    5.94          4/13/00       150,002
Landesbank Girozentrale           200,000    5.94          4/18/00       200,005
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Total Certificates of Deposit--Europe
(Cost--$5,994,942) ...............................................     5,993,304
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                     Certificates of Deposit--Yankee--14.9%
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ABN AMRO                          250,000    6.14+         5/15/00       249,982
Bank N.V., NY                      75,000    5.85          5/17/00        74,965
                                   75,000    5.72          7/03/00        74,835
                                  128,000    6.11+         3/02/01       127,931
--------------------------------------------------------------------------------
Australia & New                    75,000    6.72          3/16/01        74,867
Zealand Banking                   100,000    6.84          3/28/01        99,933
Group, NY
--------------------------------------------------------------------------------
Bank Austria AG, NY               100,000    5.12          4/07/00        99,980
                                   72,000    5.20          5/08/00        71,919
                                   28,000    5.836+        3/05/01        27,986
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Bank of Nova Scotia,               50,000    5.13          4/20/00        49,971
Portland                          150,000    5.919+       11/13/00       149,926
                                   25,000    5.823+        3/01/01        24,987
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Banque Nationale                  100,000    6.89          3/29/01        99,980
de Paris, Chicago
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Banque Nationale                  100,000    6.82          3/28/01        99,914
de Paris, NY                      100,000    6.88          3/29/01        99,971
--------------------------------------------------------------------------------
Barclays Bank Plc, NY             350,000    6.14+         5/12/00       349,976
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Bayerische Hypo-                  117,000    5.10          4/12/00       116,960
und Vereinsbank                    50,000    5.13          4/20/00        49,971
AG, NY                            111,000    5.175         5/04/00       110,895
                                  100,000    6.049+        2/28/01        99,955
                                   50,000    6.665         3/08/01        49,888
                                  172,000    6.80          3/28/01       171,820
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Bayerische Landesbank             300,000    6.135+        4/12/00       299,994
Girozentrale, NY                  100,000    5.86          5/15/00        99,962
                                  200,000    5.925+       11/09/00       199,915
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Canadian Imperial Bank            175,000    5.86          4/05/00       175,000
of Commerce, NY                   200,000    5.88          4/05/00       200,000
                                  125,000    6.66          3/08/01       124,714
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Commerzbank AG, NY                200,000    5.16          4/07/00       199,961
                                   20,000    6.31          8/22/00        19,989
                                   50,000    6.70          2/20/01        49,908
                                   50,000    6.755         2/22/01        49,931
                                   40,000    5.796+        3/01/01        39,982
                                   50,000    6.049+        3/01/01        49,978
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Credit Agricole                    60,000    5.16          4/03/00        59,995
Indosuez, NY                      190,000    5.11          4/06/00       189,967
                                  150,000    5.94+        11/08/00       149,945
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Credit Communal de                300,000    6.145+        5/15/00       299,980
Belgique, NY                      100,000    5.70          6/29/00        99,791
                                   50,000    6.71          2/28/01        49,908
                                   50,000    5.791+        3/01/01        49,975
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Credit Suisse First               150,000    6.22+         6/07/00       149,988
Boston, NY
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Deutsche Bank AG, NY               50,000    6.155+        4/10/00        49,999
                                  200,000    6.14+         4/17/00       199,994
                                   50,000    5.10          4/19/00        49,972
                                   85,000    6.13+         4/26/00        84,996
                                  350,000    6.14+         5/02/00       349,982
                                  150,000    6.00         11/13/00       149,307
                                  115,000    5.919+       12/13/00       114,927
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Dresdner Bank AG, NY               50,000    6.71          2/26/01        49,909
                                   50,000    6.65          3/06/01        49,881
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Istituto Bancario San              50,000    5.93          5/10/00        49,988
Paolo di Torino
SpA, NY
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Landesbank Hessen-                250,000    5.12          4/26/00       249,805
Thuringen Girozentrale,
NY
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National Westminster              187,870    6.06          6/19/00       187,778
Bank Plc, NY                      100,000    6.06          6/28/00        99,938
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Norddeutsche                       75,000    5.20          5/08/00        74,916
Landesbank                        100,000    6.65          3/06/01        99,763
Girozentrale, NY
--------------------------------------------------------------------------------
Rabobank Nederland                 95,000    6.64          3/02/01        94,768
N.V., NY                          200,000    6.67          3/09/01       199,559
                                   50,000    6.71          3/16/01        49,907
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Royal Bank of Canada,             113,000    6.13+         4/13/00       112,997
NY                                100,000    5.91          4/28/00        99,992
                                  187,000    6.68          3/09/01       186,604
                                  100,000    6.12+         3/22/01        99,952
                                  100,000    6.12+         3/27/01        99,952
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Societe Generale, NY              200,000    5.13          4/07/00       199,960
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Svenska                            50,000    5.90          5/12/00        49,986
Handelsbanken                     150,000    6.65          3/06/01       149,644
AB, NY                            150,000    6.62          3/07/01       149,604
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Toronto-Dominion                   75,000    6.135+        4/12/00        74,998
Bank, NY                          200,000    5.92          4/28/00       199,986
                                   75,000    6.07          6/12/00        74,967
                                   62,000    6.08          6/28/00        61,963
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UBS AG, Stanford                  100,000    5.08          4/12/00        99,965
                                   50,000    5.29          5/22/00        49,922
                                   25,000    5.34          5/24/00        24,961
                                  200,000    5.60          6/26/00       199,556
                                  150,000    6.81          3/28/01       149,858
                                  200,000    6.87          3/29/01       199,923
--------------------------------------------------------------------------------
Unibank A/S, NY                   130,000    6.78          3/23/01       129,840
                                   70,000    6.92          3/30/01        70,006
--------------------------------------------------------------------------------
Westdeutsche                       50,000    6.10          6/22/00        49,980
Landesbank                        200,000    6.045+        2/26/01       199,911
Girozentrale, NY
--------------------------------------------------------------------------------

CMA MONEY FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2000 (CONTINUED)          (IN THOUSANDS)

                                   Face    Interest       Maturity
Issue                             Amount     Rate*          Date         Value
--------------------------------------------------------------------------------
                   Certificates of Deposit--Yankee (concluded)
--------------------------------------------------------------------------------
Westpac Banking Corp.,           $ 75,000    5.94+ %      11/10/00   $    74,977
NY                                 25,000    5.959+       11/13/00        24,992
                                  125,000    6.745         3/20/01       124,806
--------------------------------------------------------------------------------
Total Certificates of Deposit--Yankee
(Cost--$10,105,834) ..............................................    10,100,186
--------------------------------------------------------------------------------
                             Commercial Paper--37.5%
--------------------------------------------------------------------------------
ABN-AMRO North                    100,000    5.93          5/03/00        99,463
America Finance Inc.
--------------------------------------------------------------------------------
AT&T Corp.                        366,000    5.99+         7/13/00       366,004
                                  100,000    5.986+        8/07/00       100,000
                                  234,000    6.67          3/08/01       233,462
--------------------------------------------------------------------------------
Abbey National N.A.               150,000    5.93          6/27/00       147,772
Corporation                       150,000    5.945         6/27/00       147,772
--------------------------------------------------------------------------------
Aegon Funding Corp.                25,000    5.73          5/19/00        24,796
--------------------------------------------------------------------------------
Alpine Securitization              40,989    5.92          4/11/00        40,915
Corporation                        96,197    5.87          4/14/00        95,977
                                   64,519    5.87          4/17/00        64,342
                                  142,172    5.85          4/27/00       141,549
                                   47,711    5.92          5/09/00        47,407
                                   33,417    5.92          5/10/00        33,198
                                   42,464    5.95          5/25/00        42,073
                                   71,447    6.09          6/19/00        70,483
--------------------------------------------------------------------------------
American Honda                     15,000    5.85          4/19/00        14,954
Finance Corp.
--------------------------------------------------------------------------------
Amsterdam Funding                  25,000    5.88          4/14/00        24,943
Corp.                              10,063    5.90          4/28/00        10,017
                                   25,000    6.06          5/02/00        24,865
                                   75,359    5.88          5/03/00        74,954
                                   25,000    5.92          5/03/00        24,862
                                   14,937    6.09          5/03/00        14,854
                                   25,000    5.88          5/04/00        24,862
                                   50,000    5.93          5/08/00        49,690
                                   49,641    5.98          5/17/00        49,253
--------------------------------------------------------------------------------
Apreco, Inc.                       50,000    5.88          4/19/00        49,845
                                   50,000    5.88          4/27/00        49,780
                                   10,000    5.95          6/15/00         9,872
--------------------------------------------------------------------------------
Asset Securitization              160,000    5.85          4/18/00       159,533
Coop. Corp.                        50,000    5.89          4/24/00        49,804
                                  200,000    5.91          5/09/00       198,724
                                   50,000    5.90          5/10/00        49,673
                                  200,000    5.91          5/10/00       198,691
                                   35,000    5.91          5/11/00        34,765
                                  115,000    5.90          5/12/00       114,209
                                  100,000    6.07          5/19/00        99,174
                                   60,000    6.08          5/19/00        59,503
--------------------------------------------------------------------------------
Associates Corp. of               100,000    5.86          4/17/00        99,723
North America                     100,000    5.86          4/18/00        99,707
                                  100,000    5.89          5/16/00        99,238
                                  100,000    5.89          5/17/00        99,219
                                  100,000    5.89          5/18/00        99,203
                                  100,000    5.92          6/21/00        98,617
--------------------------------------------------------------------------------
Associates First                   59,000    5.87          4/19/00        58,817
Capital B.V.                       28,000    5.90          4/28/00        27,872
                                   25,000    6.05          5/08/00        24,840
                                   50,000    6.05          5/09/00        49,672
                                   50,000    6.08          5/24/00        49,544
                                   46,000    5.93          6/22/00        45,356
                                   50,000    5.93          6/23/00        49,291
--------------------------------------------------------------------------------
Associates First                  100,000    6.05          5/03/00        99,445
Capital Corp.                      50,000    6.05          5/04/00        49,714
                                  100,000    6.05          5/05/00        99,412
                                   75,000    5.88          5/10/00        74,509
                                  100,000    5.89          5/17/00        99,219
                                   50,000    5.92          6/20/00        49,317
                                   50,000    5.92          6/21/00        49,309
--------------------------------------------------------------------------------
Atlantis One                      368,839    5.87          5/01/00       367,006
Funding Corp.                      80,955    5.88          5/01/00        80,553
                                   85,851    5.91          5/05/00        85,362
                                  126,632    5.89          5/08/00       125,846
                                  127,140    5.89          5/09/00       126,329
                                   50,825    5.93          5/09/00        50,501
                                   40,452    5.92          5/16/00        40,144
--------------------------------------------------------------------------------
Banco Bradesco S.A.,               25,000    5.84          5/01/00        24,876
Series C                           25,000    5.86          6/01/00        24,739
--------------------------------------------------------------------------------
Banco de Galicia y                 35,000    5.86          4/10/00        34,943
Buenos Aires S.A.                  55,000    5.85          4/11/00        54,902
                                   64,000    5.95          5/24/00        63,421
--------------------------------------------------------------------------------
Bank of America                    55,000    5.85          4/12/00        54,893
Corporation
--------------------------------------------------------------------------------
Bank of Nova Scotia               100,000    5.68          5/18/00        99,203
--------------------------------------------------------------------------------
Bear Stearns                      100,000    5.86          4/27/00        99,562
Companies, Inc.                   100,000    5.865         4/27/00        99,562
--------------------------------------------------------------------------------
Bell Atlantic                      47,700    5.93          5/11/00        47,378
Financial Services, Inc.
--------------------------------------------------------------------------------
Bills Securitization              100,000    5.90          4/04/00        99,935
Limited                            50,000    5.92          5/11/00        49,665
                                  100,000    5.95          5/24/00        99,096
--------------------------------------------------------------------------------
British Aerospace                  50,000    5.90          4/28/00        49,773
North America Inc.
--------------------------------------------------------------------------------
British                           100,000    5.73          5/12/00        99,313
Telecommunications                 50,000    5.73          5/16/00        49,619
Plc                                50,000    5.95          6/08/00        49,419
--------------------------------------------------------------------------------
CBA (Delaware)                     19,750    5.76          4/12/00        19,712
Finance Inc.                       35,000    5.71          5/12/00        34,759
                                  150,000    5.72          5/16/00       148,858
                                  100,000    5.71          5/17/00        99,219
                                   50,000    5.70          5/18/00        49,601
                                   95,250    5.74          5/18/00        94,491
--------------------------------------------------------------------------------
CXC Incorporated                   25,000    5.85          4/10/00        24,960
                                   75,000    5.87          4/26/00        74,684
                                   75,000    5.87          4/27/00        74,671
                                   50,000    5.94          5/05/00        49,711

CMA MONEY FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2000 (CONTINUED)          (IN THOUSANDS)

                                   Face    Interest       Maturity
Issue                             Amount     Rate*          Date         Value
--------------------------------------------------------------------------------
                          Commercial Paper (continued)
--------------------------------------------------------------------------------
CXC Incorporated                 $ 66,668    6.05 %        5/08/00   $    66,242
(concluded)                        38,600    6.09          5/12/00        38,326
                                   69,732    6.08          5/23/00        69,108
--------------------------------------------------------------------------------
Centric Capital Corp.              11,900    5.84          4/06/00        11,888
                                   10,890    5.80          4/18/00        10,858
                                   35,000    5.84          4/18/00        34,898
                                   15,000    5.88          4/24/00        14,941
                                   42,200    5.85          4/25/00        42,029
                                   15,000    5.85          4/26/00        14,937
                                   26,220    5.88          4/28/00        26,100
                                   39,000    5.89          4/28/00        38,821
                                   25,000    5.93          5/01/00        24,876
                                   76,400    6.09          5/09/00        75,902
                                   25,900    5.95          5/30/00        25,639
                                   10,000    5.94          6/05/00         9,889
                                   26,100    5.97          7/17/00        25,622
--------------------------------------------------------------------------------
China Merchants                    96,250    5.87          4/24/00        95,876
(Cayman) Inc.--Series A
--------------------------------------------------------------------------------
China Merchants                    20,000    5.98          6/05/00        19,778
(Cayman) Inc.--Series B            58,750    5.98          6/06/00        58,088
--------------------------------------------------------------------------------
Ciesco L.P.                       200,000    5.86          4/17/00       199,447
                                  200,000    5.90          4/26/00       199,156
                                  100,000    6.04          5/08/00        99,362
--------------------------------------------------------------------------------
Clipper Receivables                50,000    6.04          4/20/00        49,832
Corp.                              50,000    5.89          5/02/00        49,744
                                   50,000    5.91          5/03/00        49,731
                                   50,000    5.91          5/09/00        49,681
--------------------------------------------------------------------------------
Corporate Asset                   100,000    5.82          4/11/00        99,823
Funding Co., Inc.                 100,000    5.91          4/14/00        99,770
                                  100,000    5.88          4/20/00        99,677
                                   75,000    5.88          4/25/00        74,694
                                  125,000    5.86          4/26/00       124,471
                                  120,000    5.87          4/27/00       119,474
                                   99,260    6.05          5/08/00        98,626
                                  100,000    6.06          5/24/00        99,096
                                   50,000    6.06          5/25/00        49,539
--------------------------------------------------------------------------------
Corporate Receivables              45,000    5.74          5/24/00        44,593
Corp.
--------------------------------------------------------------------------------
Countrywide Home                   30,000    5.88          4/18/00        29,912
Loans, Inc.                        50,000    5.89          4/20/00        49,836
                                   50,000    5.91          5/01/00        49,746
--------------------------------------------------------------------------------
Credit Suisse                      50,000    5.90          5/03/00        49,731
First Boston Inc.                  50,000    5.95          6/14/00        49,368
--------------------------------------------------------------------------------
Credit Suisse First Boston         40,000    5.87          4/24/00        39,844
International (Guernsey)           10,000    5.91          5/01/00         9,950
Limited
--------------------------------------------------------------------------------
DaimlerChrysler                   150,000    5.95          4/17/00       149,588
North America                      75,000    5.95          4/19/00        74,770
Holdings Corp.                     75,000    5.93          5/11/00        74,497
                                   50,000    5.75          5/15/00        49,629
                                   50,000    5.95          6/16/00        49,351
                                  139,286    5.98          6/22/00       137,336
--------------------------------------------------------------------------------
Deere & Company                    80,000    5.86          4/04/00        79,948
--------------------------------------------------------------------------------
Delaware Funding                  100,038    6.05          4/18/00        99,735
Corp.                             110,956    5.87          4/20/00       110,598
                                   23,168    5.88          4/20/00        23,092
                                   77,019    5.88          4/25/00        76,705
                                   25,189    5.95          4/27/00        25,077
                                   30,292    5.92          5/04/00        30,123
                                   82,122    5.95          5/24/00        81,379
                                   17,045    5.95          5/25/00        16,888
--------------------------------------------------------------------------------
Den Danske Corp.                   79,000    5.82          4/04/00        78,949
                                   65,000    5.88          4/28/00        64,704
                                   46,000    5.72          5/12/00        45,684
                                   50,000    5.735         5/19/00        49,593
                                   50,000    5.735         5/24/00        49,548
--------------------------------------------------------------------------------
Den Norske Bank ASA                50,000    5.855         4/05/00        49,960
--------------------------------------------------------------------------------
Dixie Overseas Ltd.                75,000    6.05          4/14/00        74,824
--------------------------------------------------------------------------------
Dupont (E.I.)                      75,000    5.86          5/16/00        74,429
De Nemours & Co.
--------------------------------------------------------------------------------
E.W. Scripps Company,              20,000    5.90          4/26/00        19,916
(The)
--------------------------------------------------------------------------------
Eastman Kodak                      17,400    5.88          4/18/00        17,349
Company                            71,000    5.88          4/20/00        70,771
--------------------------------------------------------------------------------
Edison Asset                       30,551    5.88          4/18/00        30,461
Securitization, LLC               121,407    5.89          4/18/00       121,050
                                  100,000    5.84          4/24/00        99,611
                                   50,262    5.89          4/26/00        50,048
                                  207,588    5.91          5/22/00       205,780
                                   55,710    5.92          5/25/00        55,197
                                   49,181    5.96          6/02/00        48,660
                                   85,301    5.95          6/19/00        84,151
--------------------------------------------------------------------------------
Enterprise Funding Corp.           97,497    5.88          4/03/00        97,449
                                   21,123    5.91          4/14/00        21,074
                                   10,000    5.86          4/20/00         9,968
                                   37,358    5.91          4/20/00        37,235
                                   26,122    5.90          4/24/00        26,019
                                   45,381    5.89          4/26/00        45,188
                                   32,083    5.90          4/28/00        31,936
                                   24,919    6.06          5/15/00        24,730
--------------------------------------------------------------------------------
Eureka Securitization             100,000    5.90          4/14/00        99,773
Inc.                               50,000    5.90          4/27/00        49,779
                                   50,000    6.07          5/02/00        49,730
                                   40,000    6.06          5/05/00        39,764
                                   60,000    6.00          5/23/00        59,468
--------------------------------------------------------------------------------
FCE Bank Plc                       50,000    5.93          4/20/00        49,835
                                   50,000    5.86          4/25/00        49,797
--------------------------------------------------------------------------------
Finova Capital Corp.               55,000    5.95          5/01/00        54,727
                                   70,000    5.95          5/09/00        69,553
                                   25,000    6.00          6/23/00        24,646
--------------------------------------------------------------------------------
Fleet Funding                     123,408    5.95          5/02/00       122,755
Corporation                        27,827    5.97          5/05/00        27,666
                                   51,632    6.08          5/05/00        51,327
--------------------------------------------------------------------------------
Ford Motor Credit                 200,000    5.85          4/24/00       199,220
Company
--------------------------------------------------------------------------------

CMA MONEY FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2000 (CONTINUED)          (IN THOUSANDS)

                                   Face    Interest       Maturity
Issue                             Amount     Rate*          Date         Value
--------------------------------------------------------------------------------
                          Commercial Paper (continued)
--------------------------------------------------------------------------------
Formosa Plastics                 $ 10,000    5.95 %        4/07/00   $     9,989
Corporation, USA
Series B
--------------------------------------------------------------------------------
Fortis Funding, LLC                35,000    5.80          4/19/00        34,893
                                   50,000    5.84          4/20/00        49,839
                                   50,000    6.08          5/01/00        49,738
                                   50,000    5.735         5/04/00        49,723
                                   50,000    5.735         5/09/00        49,681
--------------------------------------------------------------------------------
France Telecom                     50,000    5.93          5/02/00        49,744
                                   25,000    5.96          6/09/00        24,705
                                   50,000    5.97          6/23/00        49,291
                                   75,000    5.97          6/26/00        73,899
--------------------------------------------------------------------------------
GE Capital                        200,000    5.92          4/04/00       199,870
International Funding,            189,822    5.74          5/18/00       188,308
Inc.                              100,000    5.74          5/31/00        98,975
                                   50,000    5.74          5/31/00        49,487
--------------------------------------------------------------------------------
GE Financial Assurance            100,000    6.07          5/08/00        99,359
Holdings Inc.                     100,000    6.07          5/09/00        99,342
--------------------------------------------------------------------------------
GTE Corporation                    32,000    5.89          4/13/00        31,932
                                   38,700    6.08          5/01/00        38,497
--------------------------------------------------------------------------------
General Electric                  100,000    5.88          4/05/00        99,919
Capital Services Inc.             100,000    5.88          4/28/00        99,543
                                  125,000    5.73          5/18/00       124,003
                                   50,000    5.73          5/23/00        49,557
                                  200,000    5.90          5/23/00       198,228
                                   50,000    5.73          5/25/00        49,539
                                  150,000    6.06          8/28/00       146,146
                                  100,000    5.93          4/18/00        99,704
                                  100,000    5.93          4/19/00        99,687
                                  200,000    5.88          4/27/00       199,118
                                  100,000    5.73          5/25/00        99,079
--------------------------------------------------------------------------------
General Motors                    200,000    5.86          4/24/00       199,219
Acceptance Corp.                  165,000    5.94          4/25/00       164,319
                                  200,000    5.89          4/27/00       199,117
                                  160,000    5.89          4/28/00       159,267
                                  148,000    5.94          5/19/00       146,795
                                  200,000    5.95          5/22/00       198,258
                                  100,000    5.89          5/30/00        98,992
                                   35,000    5.93          6/06/00        34,606
                                  100,000    5.92          6/20/00        98,634
                                  100,000    5.92          6/21/00        98,617
--------------------------------------------------------------------------------
Gillette Company, (The)            23,222    6.34          4/03/00        23,210
--------------------------------------------------------------------------------
Grand Funding Corp.                25,000    5.84          4/04/00        24,984
                                   27,000    5.86          4/04/00        26,983
                                   21,655    5.87          4/04/00        21,641
                                   25,000    5.88          4/20/00        24,919
                                   25,000    5.86          4/24/00        24,903
--------------------------------------------------------------------------------
Greenwich Funding Corp.           102,567    5.87          4/14/00       102,333
                                   15,000    5.85          4/20/00        14,952
                                   25,380    5.94          5/02/00        25,250
                                   74,286    5.92          5/04/00        73,875
                                   49,943    5.89          5/09/00        49,624
                                   32,824    5.90          5/17/00        32,568
--------------------------------------------------------------------------------
Halifax Plc                       100,000    5.73          4/05/00        99,919
                                  100,000    5.72          4/20/00        99,677
--------------------------------------------------------------------------------
J.P. Morgan & Co.                 100,000    5.85          4/10/00        99,839
                                  150,000    5.70          5/18/00       148,804
                                   58,520    5.92          6/28/00        57,641
--------------------------------------------------------------------------------
KFW International                 200,000    5.70          5/19/00       198,371
Finance, Inc.
--------------------------------------------------------------------------------
Kitty Hawk Funding                400,000    5.88          4/06/00       399,608
Corp.                              94,768    5.92          4/20/00        94,456
                                   86,343    6.05          4/20/00        86,053
                                   18,889    5.89          4/24/00        18,815
--------------------------------------------------------------------------------
Knight-Ridder, Inc.                10,000    5.88          4/18/00         9,971
                                    9,298    5.87          5/12/00         9,234
--------------------------------------------------------------------------------
Lehman Brothers                    30,000    5.93          5/15/00        29,778
Holdings Inc.                      50,000    5.93          5/16/00        49,619
--------------------------------------------------------------------------------
Mont Blanc Capital Corp.           47,655    5.99          5/22/00        47,240
--------------------------------------------------------------------------------
Monte Rosa Capital                 56,403    5.94          4/18/00        56,235
Corp.                              35,337    6.05          4/27/00        35,177
                                   79,450    5.99          5/22/00        78,758
--------------------------------------------------------------------------------
Morgan Stanley,                   200,000    5.95          5/25/00       198,157
Dean Witter & Co.                 250,000    5.95          6/22/00       246,500
--------------------------------------------------------------------------------
New Center Asset Trust             58,000    5.85          4/25/00        57,765
                                  102,000    5.94          5/11/00       101,310
                                  105,000    5.90          5/15/00       104,222
                                  200,000    5.90          5/22/00       198,258
                                  105,000    5.90          5/30/00       103,941
                                  330,000    5.94          6/23/00       325,324
--------------------------------------------------------------------------------
Old Line Funding Corp.             37,148    5.90          4/10/00        37,087
                                  101,266    5.87          4/11/00       101,084
                                   14,740    5.88          4/12/00        14,711
                                   52,217    5.89          4/18/00        52,063
                                   20,313    5.91          4/18/00        20,253
                                   40,004    5.87          4/19/00        39,880
                                   22,537    5.89          4/20/00        22,463
                                   30,482    5.91          4/20/00        30,382
                                   59,995    5.89          4/25/00        59,750
                                   50,621    5.92          5/02/00        50,362
                                   70,677    5.93          5/04/00        70,281
--------------------------------------------------------------------------------
Park Avenue                        24,027    5.86          4/03/00        24,015
Receivables Corp.                  28,368    5.87          4/04/00        28,349
                                   81,423    5.87          4/10/00        81,290
                                  116,476    5.94          4/14/00       116,207
                                   47,629    6.00          4/19/00        47,478
                                  102,077    6.05          4/26/00       101,631
--------------------------------------------------------------------------------

CMA MONEY FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2000 (CONTINUED)          (IN THOUSANDS)

                                   Face    Interest       Maturity
Issue                             Amount     Rate*          Date         Value
--------------------------------------------------------------------------------
                          Commercial Paper (continued)
--------------------------------------------------------------------------------
Prudential Funding               $150,000    5.77 %        4/07/00   $   149,830
Corp.                              75,000    5.89          5/24/00        74,322
                                  100,000    5.88          5/26/00        99,062
--------------------------------------------------------------------------------
Quebec, Province of                50,000    5.93          6/19/00        49,326
--------------------------------------------------------------------------------
Riverwoods Funding                 50,000    5.85          4/14/00        49,887
Corp.                              50,000    5.85          4/19/00        49,847
                                  100,000    5.85          4/27/00        99,562
--------------------------------------------------------------------------------
SK Global America, Inc.            20,000    6.06          5/05/00        19,882
--------------------------------------------------------------------------------
Salomon, Smith Barney              50,000    5.85          4/11/00        49,911
Holdings, Inc.                     20,000    5.84          4/14/00        19,955
                                   80,000    5.86          4/17/00        79,780
                                  156,000    5.87          4/24/00       155,390
                                  100,000    5.87          4/26/00        99,576
                                   44,000    5.92          5/11/00        43,705
--------------------------------------------------------------------------------
San Paolo US Financial            200,000    5.76          4/06/00       199,806
Co.                                50,000    5.71          5/15/00        49,629
--------------------------------------------------------------------------------
Santander Finance                 100,000    5.97          6/26/00        98,532
(Delaware) Inc.
--------------------------------------------------------------------------------
Transamerica Finance               27,400    5.83          4/14/00        27,338
Corporation                        75,000    5.88          4/24/00        74,708
                                   27,700    5.93          5/01/00        27,562
                                   18,778    5.95          5/04/00        18,674
                                   25,000    6.05          5/08/00        24,840
                                   26,122    5.95          5/25/00        25,881
--------------------------------------------------------------------------------
Tulip Funding Corp.                50,000    5.89          5/19/00        49,593
                                   75,000    5.90          5/19/00        74,389
--------------------------------------------------------------------------------
UBS Finance                        75,000    5.82          4/06/00        74,927
(Delaware) Inc.
--------------------------------------------------------------------------------
United Mexican States              50,000    5.75          5/15/00        49,629
--------------------------------------------------------------------------------
Variable Funding                   25,000    5.85          4/20/00        24,919
Capital Corp.                     100,000    5.91          5/04/00        99,446
                                  214,688    6.083+        8/22/00       214,688
                                  260,312    6.094+        8/24/00       260,312
--------------------------------------------------------------------------------
WCP Funding Inc.                  100,000    5.95          5/25/00        99,079
--------------------------------------------------------------------------------
Westpac Capital Corp.              75,000    5.75          5/17/00        74,414
--------------------------------------------------------------------------------
Windmill Funding Corp.             75,000    5.87          4/04/00        74,951
                                   25,000    5.85          4/07/00        24,971
                                   25,000    5.88          4/07/00        24,971
                                   25,000    5.87          4/11/00        24,955
                                   50,000    5.88          4/11/00        49,910
                                   50,000    5.88          4/12/00        49,902
                                   50,000    5.87          4/14/00        49,886
                                   25,000    5.88          4/14/00        24,943
                                   75,000    5.86          4/19/00        74,770
                                   50,000    6.05          4/19/00        49,840
                                   25,000    5.88          4/24/00        24,903
                                   25,000    5.88          4/26/00        24,894
                                   40,000    5.89          4/26/00        39,830
                                   50,000    5.89          4/27/00        49,779
                                   50,000    6.08          5/01/00        49,738
                                   48,500    5.92          5/02/00        48,252
                                   25,000    5.93          5/03/00        24,866
                                   50,000    5.92          5/05/00        49,712
                                   23,000    5.92          5/08/00        22,857
                                   25,000    5.93          5/08/00        24,845
                                   50,000    6.07          5/08/00        49,680
                                   25,000    5.92          5/11/00        24,832
                                   50,000    5.95          5/11/00        49,665
                                   15,000    5.91          5/12/00        14,897
                                   25,000    5.91          5/17/00        24,805
                                   25,000    5.98          5/17/00        24,805
                                   25,000    5.92          5/19/00        24,796
--------------------------------------------------------------------------------
Woolwich Plc                       50,000    5.74          5/05/00        49,715
                                   50,000    5.74          5/08/00        49,690
                                  200,000    5.74          5/15/00       198,518
--------------------------------------------------------------------------------
Total Commercial Paper (Cost--$25,448,372) .......................    25,446,129
--------------------------------------------------------------------------------
                              Corporate Notes--2.7%
--------------------------------------------------------------------------------
Asset-Backed Securities           715,150    6.084+        9/15/00       715,150
Investment Trust
(ABSIT) 1997-F
--------------------------------------------------------------------------------
LINCS Series 1998-2               240,000    6.004+        3/01/01       240,000
--------------------------------------------------------------------------------
LINCS Series 1998-6               285,000    6.074+       10/18/00       285,000
--------------------------------------------------------------------------------
Restructured Asset                188,500    6.085+        8/11/00       188,500
Securities with Enhanced
Returns, Series
1998-MM-7-1 Trust
--------------------------------------------------------------------------------
SMM Trust Series                  295,000    6.321+        9/25/00       295,000
1999-H
--------------------------------------------------------------------------------
Structured Asset Vehicle          134,500    6.104+       10/04/00       134,500
Securities Trust,
Series 99-1
--------------------------------------------------------------------------------
Total Corporate Notes (Cost--$1,858,150) .........................     1,858,150
--------------------------------------------------------------------------------
                            Funding Agreements--1.5%
--------------------------------------------------------------------------------
AIG Life Insurance                 50,000    5.933+        6/30/00        50,000
Company
--------------------------------------------------------------------------------
Allstate Life                      45,000    5.94+         7/03/00        45,000
Insurance Co.                      45,000    6.013+       11/01/00        45,000
--------------------------------------------------------------------------------
Combined Insurance                 45,000    5.993+        6/01/00        45,000
Co. of America
--------------------------------------------------------------------------------
GE Life and Annuity               150,000    5.963+       12/01/00       150,000
Assurance Co.
--------------------------------------------------------------------------------
Metropolitan Life                 150,000    5.983+        5/01/00       150,000
Insurance Company
--------------------------------------------------------------------------------
Monumental Life                   135,000    6.058+       11/22/00       135,000
Insurance Company
--------------------------------------------------------------------------------
Pacific Life Insurance Co.         40,000    5.993+        6/01/00        40,000
                                   40,000    5.993+       10/02/00        40,000
--------------------------------------------------------------------------------
Principal Life                     50,000    6.013+        8/16/00        50,000
Insurance Co.
--------------------------------------------------------------------------------
Transamerica Life                 150,000    5.973+        5/12/00       150,000
Insurance & Annuity
Company

--------------------------------------------------------------------------------

CMA MONEY FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2000 (CONTINUED)          (IN THOUSANDS)

                                   Face    Interest       Maturity
Issue                             Amount     Rate*          Date         Value
--------------------------------------------------------------------------------
                         Funding Agreements (concluded)
--------------------------------------------------------------------------------
Travelers Insurance              $ 25,000    5.943+%       5/01/00   $    25,000
Company, The                       25,000    5.943+        9/21/00        25,000
                                   70,000    5.943+        2/01/01        70,000
--------------------------------------------------------------------------------
Total Funding Agreements (Cost--$1,020,000) ......................     1,020,000
--------------------------------------------------------------------------------
                             Promissory Notes--1.2%
--------------------------------------------------------------------------------
Goldman Sachs                     700,000    5.983+        7/07/00       700,000
Group, Inc.                       130,000    5.983+        8/04/00       130,000
--------------------------------------------------------------------------------
Total Promissory Notes (Cost--$830,000) ..........................       830,000
--------------------------------------------------------------------------------
                            Medium-Term Notes--11.1%
--------------------------------------------------------------------------------
AT&T Capital                       20,000    7.594+        6/14/00        20,048
Corporation                        20,000    7.50         11/15/00        20,055
--------------------------------------------------------------------------------
American Honda                     25,000    6.141+        6/19/00        24,993
Finance Corp.                      50,000    5.996+        7/12/00        49,995
                                   25,000    6.01          7/24/00        24,994
--------------------------------------------------------------------------------
Associates Corp. of               600,000    5.918+        3/16/01       599,663
North America
--------------------------------------------------------------------------------
Bank of New York Co., Inc.         25,000    6.15+         5/15/00        24,999
--------------------------------------------------------------------------------
Bear Stearns                       50,000    6.07+         7/10/00        50,013
Companies, Inc.
--------------------------------------------------------------------------------
Beneficial Corp.                   60,000    6.145+        5/04/00        60,005
--------------------------------------------------------------------------------
CIT Group                         275,000    6.155+        5/30/00       274,976
Holdings, Inc., The               150,000    6.25+         8/14/00       149,914
                                  125,000    6.30+         9/15/00       124,944
                                  200,000    6.109+        3/27/01       199,863
--------------------------------------------------------------------------------
Chase Manhattan Corp.              25,000    6.29+         5/19/00        25,002
                                   25,000    6.358+       11/02/00        25,023
--------------------------------------------------------------------------------
Citicorp                           50,000    5.949+        8/02/00        50,000
--------------------------------------------------------------------------------
Commerzbank                        75,000    5.915         1/30/01        74,928
Overseas Finance
--------------------------------------------------------------------------------
Dupont (E.I.)                      89,500    5.079         4/03/00        89,491
de Nemours & Co.                  155,000    6.69          3/13/01       154,387
--------------------------------------------------------------------------------
Ford Motor Credit                 285,600    6.20+         5/05/00       285,600
Company                           500,000    6.20+         5/23/00       500,000
                                  750,000    6.27+        10/02/00       750,173
                                  155,000    6.06+        11/22/00       154,995
                                  309,400    6.104+       11/24/00       309,302
--------------------------------------------------------------------------------
General Electric                   75,000    5.976+        4/12/00        74,999
Capital Corp.                     124,000    6.041+        5/03/00       124,002
                                  112,500    6.049+        5/12/00       112,490
                                  100,000    6.05+         5/26/00        99,977
--------------------------------------------------------------------------------
General Motors                     20,000    6.625         4/17/00        20,006
Acceptance Corp.                  297,000    5.75          7/28/00       296,249
                                  579,500    6.033+       10/06/00       579,488
                                  196,000    6.251+       12/01/00       196,067
                                  145,000    6.14          2/27/01       144,884
--------------------------------------------------------------------------------
Goldman Sachs                      50,000    6.00          8/07/00        49,869
Group, Inc.                       118,000    6.12+         4/12/01       118,000
--------------------------------------------------------------------------------
Household Finance                  25,000    6.096+        5/15/00        24,976
Corp.                             275,000    6.09+        11/01/00       275,074
--------------------------------------------------------------------------------
Morgan Stanley,                    56,000    6.699+       11/13/00        56,136
Dean Witter                        94,000    6.249+        1/22/01        93,988
--------------------------------------------------------------------------------
National Rural Utilities          400,000    6.009+        9/11/00       399,947
Coop. Fin. Corp.
--------------------------------------------------------------------------------
Prudential Funding Corp.           20,000    6.13+        12/21/00        20,007
--------------------------------------------------------------------------------
Toyota Motor Credit Corp.         131,000    6.19+        10/25/00       131,073
--------------------------------------------------------------------------------
Wells Fargo & Co.                  75,000    6.013+        4/26/00        74,997
--------------------------------------------------------------------------------
Xerox Capital                     150,000    5.974+        7/19/00       149,953
(Europe) Plc
--------------------------------------------------------------------------------
Xerox Corporation                 200,000    5.70          7/26/00       199,213
--------------------------------------------------------------------------------
Xerox Credit Corporation          200,000    6.12+         4/06/00       199,998
--------------------------------------------------------------------------------
Total Medium-Term Notes (Cost--$7,486,423) .......................     7,484,756
--------------------------------------------------------------------------------
            US Government & Agency Obligations--Discount Notes--3.0%
--------------------------------------------------------------------------------
Federal Home Loan                  35,731    5.75          4/13/00        35,661
Banks                             100,000    5.80          6/14/00        98,800
--------------------------------------------------------------------------------
Federal Home Loan                 380,000    5.71          4/03/00       379,817
Mortgage Corporation                7,519    5.71          4/04/00         7,514
                                  390,000    5.70          4/10/00       389,386
                                   75,000    5.71          4/13/00        74,852
                                   50,000    5.72          4/13/00        49,902
                                  260,000    5.73          4/13/00       259,488
                                  100,000    5.83          5/02/00        99,482
                                  299,500    5.84          5/04/00       297,923
                                   50,000    5.76          5/11/00        49,686
                                  136,000    6.28          3/29/01       127,364
--------------------------------------------------------------------------------
Federal National                  100,000    5.715         4/13/00        99,803
Mortgage Association               35,000    5.73          4/13/00        34,931
--------------------------------------------------------------------------------
Total US Government & Agency Obligations--
Discount Notes (Cost--$2,004,479) ................................     2,004,609
--------------------------------------------------------------------------------
                      US Government & Agency Obligations--
                            Non-Discount Notes--13.1%
--------------------------------------------------------------------------------
Federal Farm Credit                46,100    4.875         2/02/01        45,417
Banks
--------------------------------------------------------------------------------
Federal Home                      175,000    6.395+        4/24/00       174,996
Loan Banks                        305,000    6.425+        4/28/00       304,991
                                  500,000    6.345+        7/14/00       499,928
                                   21,045    6.45          3/16/01        20,995
                                   61,150    5.125         4/17/01        60,163
--------------------------------------------------------------------------------
Federal Home Loan                 195,000    6.385+        4/14/00       194,996
Mortgage Corporation              200,000    6.385+        7/14/00       199,971
                                  100,000    5.05         11/17/00        99,230
                                   50,000    5.13         11/24/00        49,620
                                   50,000    5.18         11/24/00        49,636
                                   75,000    5.15          1/26/01        74,170
                                   75,000    5.125         2/08/01        74,101
                                   50,000    5.18          2/09/01        49,420
                                   25,000    5.375         3/01/01        24,719
                                  760,000    6.205+        9/17/01       759,200
--------------------------------------------------------------------------------

CMA MONEY FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2000 (CONCLUDED)          (IN THOUSANDS)

                                   Face    Interest       Maturity
Issue                             Amount     Rate*          Date         Value
--------------------------------------------------------------------------------
                      US Government & Agency Obligations--
                         Non-Discount Notes (continued)
--------------------------------------------------------------------------------
Federal National                 $215,000    6.415+%       7/21/00   $   214,967
Mortgage Association              420,000    6.415+        8/02/00       419,858
                                  170,000    5.37+         8/09/00       170,045
                                  100,000    5.00         10/02/00        99,207
                                   16,920    4.89         10/13/00        16,767
                                  100,000    5.885+       11/13/00        99,972
                                   75,000    5.21          1/26/01        74,102
                                  100,000    6.42          3/13/01        99,726
                                  390,000    6.52          3/16/01       389,275
                                  175,000    6.55          3/20/01       174,721
                                   75,000    5.40          3/27/01        74,076
                                   75,000    5.37          4/05/01        74,035
                                   60,000    5.375         4/06/01        59,228
                                   65,000    5.40          4/10/01        64,169
                                   25,000    5.31          4/24/01        24,644
                                   50,000    5.48          5/03/01        49,355
                                  700,000    6.185+        9/17/01       699,215
                                  500,000    6.285+        9/24/01       500,000
--------------------------------------------------------------------------------
Student Loan                      415,000    6.534+        9/29/00       414,937
Marketing Association             474,000    6.535+        9/29/00       473,956
                                  350,000    6.592+       10/02/00       349,904
                                  410,000    6.598+       10/02/00       409,950
                                  100,000    6.385+        7/25/01       100,058
                                  200,000    6.405+        8/23/01       199,893
                                  165,000    6.335+        9/28/01       165,018
                                  400,000    6.375+        3/13/02       399,779
--------------------------------------------------------------------------------
US Treasury Notes                 100,000    4.50          9/30/00        99,094
                                  150,000    4.00         10/31/00       148,031
                                   50,000    4.625        11/30/00        49,422
                                   50,000    4.875         3/31/01        49,250
                                    5,500    5.00          4/30/01         5,418
--------------------------------------------------------------------------------
Total US Government & Agency Obligations--
Non-Discount Notes (Cost--$8,865,569) ............................     8,849,625
--------------------------------------------------------------------------------

Face
Amount                            Issue
--------------------------------------------------------------------------------
                          Repurchase Agreements**--0.6%
--------------------------------------------------------------------------------
$172,529      HSBC Securities Inc., purchased on                         172,529
              3/31/2000 to yield 6.36% to 4/03/2000
--------------------------------------------------------------------------------
 200,000      Lehman Brothers Inc., purchased on                         200,000
              3/31/2000 to yield 6.30% to 4/03/2000
--------------------------------------------------------------------------------
Total Repurchase Agreements (Cost--$372,529) .....................       372,529
--------------------------------------------------------------------------------
Total Investments (Cost--$67,719,222)--99.9% .....................    67,688,755

Other Assets Less Liabilities--0.1% ..............................        99,296
                                                                     -----------

Net Assets--100.0% ...............................................   $67,788,051
                                                                     ===========
================================================================================
* Commercial Paper and certain US Government & Agency Obligations are traded on a discount basis; the interest rates shown reflect the discount rates paid at the time of purchase by the Fund. Other securities bear interest at the rates shown, payable at fixed dates through maturity. Interest rates on variable rate securities are adjusted periodically based on appropriate indexes. The interest rates shown are the rates in effect at March 31, 2000.
** Repurchase Agreements are fully collateralized by US Government & Agency Obligations.
+     Variable Rate Notes.

      See Notes to Financial Statements.

CMA MONEY FUND
STATEMENT OF ASSETS AND LIABILITIES AS OF MARCH 31, 2000

Assets:
Investments, at value (identified cost--$67,719,221,745+) .................                      $ 67,688,755,492
Cash ......................................................................                               100,292
Interest receivable .......................................................                           439,168,229
Prepaid registration fees and other assets ................................                               424,038
                                                                                                 ----------------
Total assets ..............................................................                        68,128,448,051
                                                                                                 ----------------

Liabilities:
Payables:
  Securities purchased ....................................................   $    291,254,348
  Distributor .............................................................         20,869,517
  Investment adviser ......................................................         19,533,780
  Dividends to shareholders ...............................................             11,537
  Beneficial interest redeemed ............................................              2,858        331,672,040
                                                                              ----------------
Accrued expenses and other liabilities ....................................                             8,724,895
                                                                                                 ----------------
Total liabilities .........................................................                           340,396,935
                                                                                                 ----------------
Net Assets ................................................................                      $ 67,788,051,116
                                                                                                 ================

Net Assets Consist of:
Shares of beneficial interest, $.10 par value, unlimited number of shares
authorized ................................................................                      $  6,781,851,737
Paid-in capital in excess of par ..........................................                        61,036,665,632
Unrealized depreciation on investments--net ...............................                           (30,466,253)
                                                                                                 ----------------

Net Assets--Equivalent to $1.00 per share based on 67,818,517,369 shares of
beneficial interest outstanding ...........................................                      $ 67,788,051,116
                                                                                                 ================

+ Cost for Federal income tax purposes. As of March 31, 2000, net unrealized depreciation for Federal income tax purposes amounted to $30,466,253 of which $1,645,239 related to appreciated securities and $32,111,492 related to depreciated securities.

      See Notes to Financial Statements.

CMA MONEY FUND
STATEMENT OF OPERATIONS FOR THE YEAR ENDED MARCH 31, 2000

Investment Income:
Interest and amortization of premium and discount earned                     $ 3,395,927,205
Expenses:
Investment advisory fees ...............................   $   233,247,917
Distribution fees ......................................        76,626,653
Transfer agent fees ....................................        21,210,081
Registration fees ......................................         6,412,306
Accounting services ....................................         2,832,808
Custodian fees .........................................         1,385,631
Interest expense .......................................           741,288
Printing and shareholder reports .......................           739,645
Professional fees ......................................           600,446
Trustees' fees and expenses ............................           101,503
Pricing fees ...........................................            86,970
Other ..................................................           626,673
                                                           ---------------
Total expenses .........................................                         344,611,921
                                                                             ---------------

Investment income--net .................................                       3,051,315,284
Realized Loss on Investments--Net ......................                          (3,001,183)
Change in Unrealized Depreciation on Investments--Net ..                         (24,083,104)
                                                                             ---------------
Net Increase in Net Assets Resulting from Operations ...                     $ 3,024,230,997
                                                                             ===============

See Notes to Financial Statements.

CMA MONEY FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                For the Year Ended March 31,
                                                                           --------------------------------------
Increase (Decrease) in Net Assets:                                                2000                 1999
-----------------------------------------------------------------------------------------------------------------
Operations:
Investment income--net .................................................   $   3,051,315,284    $   2,636,478,173
Realized gain (loss) on investments--net ...............................          (3,001,183)          13,518,382
Change in unrealized depreciation on investments--net ..................         (24,083,104)           2,482,608
                                                                           -----------------    -----------------
Net increase in net assets resulting from operations ...................       3,024,230,997        2,652,479,163
                                                                           -----------------    -----------------

Dividends & Distributions to Shareholders:
Investment income--net .................................................      (3,048,314,101)      (2,636,478,173)
Realized gain on investments--net ......................................                  --          (13,518,382)
                                                                           -----------------    -----------------

Net decrease in net assets resulting from dividends and distributions
to shareholders ........................................................      (3,048,314,101)      (2,649,996,555)
                                                                           -----------------    -----------------

Beneficial Interest Transactions:
Net proceeds from sale of shares .......................................     280,910,178,406      237,171,585,039
Net asset value of shares issued to shareholders in reinvestment of
dividends and distributions ............................................       3,041,945,827        2,644,236,852
                                                                           -----------------    -----------------
                                                                             283,952,124,233      239,815,821,891
Cost of shares redeemed ................................................    (276,481,136,394)    (230,400,937,720)
                                                                           -----------------    -----------------
Net increase in net assets derived from beneficial interest transactions       7,470,987,839        9,414,884,171
                                                                           -----------------    -----------------

Net Assets:
Total increase in net assets ...........................................       7,446,904,735        9,417,366,779
Beginning of year ......................................................      60,341,146,381       50,923,779,602
                                                                           -----------------    -----------------
End of year ............................................................   $  67,788,051,116    $  60,341,146,381
                                                                           =================    =================

See Notes to Financial Statements.

CMA MONEY FUND
FINANCIAL HIGHLIGHTS

The following per share data and ratios have
been derived from information provided in the
financial statements.                                            For the Year Ended March 31,
                                         ---------------------------------------------------------------------------
Increase (Decrease) in Net Asset Value:      2000            1999            1998            1997            1996
                                         -----------     -----------     -----------     -----------     -----------
Per Share Operating Performance:
Net asset value, beginning of year ...   $      1.00     $      1.00     $      1.00     $      1.00     $      1.00
                                         -----------     -----------     -----------     -----------     -----------
Investment income--net ...............         .0491           .0483           .0512           .0490           .0529
Realized and unrealized gain (loss) on
investments--net .....................        (.0004)          .0002           .0004              --           .0003
                                         -----------     -----------     -----------     -----------     -----------
Total from investment operations .....         .0487           .0485           .0516           .0490           .0532
                                         -----------     -----------     -----------     -----------     -----------
Less dividends and distributions:
  Investment income--net .............        (.0491)         (.0483)         (.0512)         (.0490)         (.0529)
  Realized gain on investments--net ..           --+          (.0002)         (.0001)         (.0002)         (.0006)
                                         -----------     -----------     -----------     -----------     -----------
Total dividends and distributions ....        (.0491)         (.0485)         (.0513)         (.0492)         (.0535)
                                         -----------     -----------     -----------     -----------     -----------
Net asset value, end of year .........   $      1.00     $      1.00     $      1.00     $      1.00     $      1.00
                                         ===========     ===========     ===========     ===========     ===========
Total Investment Return ..............          5.02%           4.98%           5.26%           5.04%           5.49%
                                         ===========     ===========     ===========     ===========     ===========
Ratios to Average Net Assets:
Expenses, excluding interest expenses            .55%            .56%            .56%            .55%             --
                                         ===========     ===========     ===========     ===========     ===========
Expenses .............................           .56%            .57%            .57%            .56%            .56%
                                         ===========     ===========     ===========     ===========     ===========
Investment income and realized gain on
investments--net .....................          4.92%           4.84%           5.13%           4.89%           5.35%
                                         ===========     ===========     ===========     ===========     ===========
Supplemental Data:
Net assets, end of year (in thousands)   $67,788,051     $60,341,146     $50,923,780     $41,984,753     $36,922,858
                                         ===========     ===========     ===========     ===========     ===========

+     Amount is less than $.0001 per share.

      See Notes to Financial Statements.

CMA MONEY FUND
NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies:

CMA Money Fund (the "Fund") is registered under the Investment Company Act of 1940 as a no load, diversified, open-end management investment company. The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--Portfolio securities with remaining maturities of greater than sixty days, for which market quotations are readily available, are valued at market value. As securities transition from sixty-one to sixty days to maturity, the difference between the valuation existing on the sixty-first day before maturity and maturity value is amortized on a straight-line basis to maturity. Securities maturing sixty days or less from their date of acquisition are valued at amortized cost, which approximates market value. For purpose of valuation, the maturity of a variable rate security is deemed to be the next coupon date on which the interest rate is to be adjusted. Other investments for which market value quotations are not available are valued at their fair value as determined in good faith by or under the direction of the Fund's Board of Trustees.

(b) Repurchase agreements--The Fund invests in US Government securities pursuant to repurchase agreements. Under such agreements, the Counterparty agrees to repurchase the security at a mutually agreed upon time and price. The Fund takes possession of the underlying securities, marks to market such securities and, if necessary, receives additional securities daily to ensure that the contract is fully collateralized. If the counterparty defaults and the fair value of the collateral declines, liquidation of the collateral by the Fund may be delayed or limited.

(c) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

(d) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Interest income, including amortization of premium and discount, is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis.

(e) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(f) Dividends and distributions to shareholders--The Fund declares dividends daily and reinvests daily such dividends (net of non-resident alien tax and back-up withholding tax withheld) in additional fund shares at net asset value. Dividends and distributions are declared from the total of net investment income and net realized gain or loss on investments.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Fund has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee based upon the average daily value of the Fund's net assets at the following annual rates: .50% of the Fund's average daily net assets not exceeding $500 million; .425% of the average daily net assets in excess of $500 million, but not exceeding $1 billion; and .375% of the average daily net assets in excess of $1 billion.

CMA MONEY FUND
NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

The Fund has adopted a Distribution and Shareholder Servicing Plan in compliance with Rule 12b-1 under the Investment Company Act of 1940, pursuant to which Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S") receives a distribution fee under the Distribution Agreement from the Fund at the end of each month at the annual rate of .125% of average daily net assets of the Fund for shareholders who maintain their accounts through MLPF&S. The distribution fee is to compensate MLPF&S financial consultants and other directly involved branch office personnel for selling shares of the Fund and for providing direct personal services to shareholders. The distribution fee is not compensation for the administrative and operational services rendered to the Fund by MLPF&S in processing share orders and administering shareholder accounts.

Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Accounting services are provided to the Fund by FAM at cost.

Certain officers and/or trustees of the Fund are officers and/or directors of FAM, PSI, FDS, and/or ML & Co.

3. Shares of Beneficial Interest:

The number of shares sold, reinvested, and redeemed during the periods corresponds to the amounts included in the Statements of Changes in Net Assets for net proceeds from sale of shares, value of shares reinvested and cost of shares redeemed, respectively, since shares are recorded at $1.00 per share.

4. Reverse Repurchase Agreements:

Under a reverse repurchase agreement, the Fund sells securities and agrees to repurchase them at a mutually agreed upon date and price. At the time the Fund enters into a reverse repurchase agreement, it will establish a segregated account with the custodian containing cash, cash equivalents or liquid high grade debt securities having a value at least equal to the repurchase price.

For the year ended March 31, 2000, the average amount outstanding was approximately $16,857,367 and the daily weighted average interest rate was 4.40%.

5. Capital Loss Carryforward:

At March 31, 2000, the Fund had a net capital loss carryforward of approximately $635,000, all of which expires in 2008. This amount will be available to offset like amounts of any future taxable gains.

CMA MONEY FUND
INDEPENDENT AUDITORS' REPORT

The Board of Trustees and Shareholders,
CMA Money Fund:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of CMA Money Fund as of March 31, 2000, the related statements of operations for the year then ended and changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at March 31, 2000 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of CMA Money Fund at March 31, 2000, the results of its operations, the changes in its net assets, and the financial highlights for the respective stated periods in accordance with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Princeton, New Jersey
May 8, 2000

CMA MONEY FUND
IMPORTANT TAX INFORMATION (UNAUDITED)


None of the ordinary income distributions paid daily by CMA Money Fund during the fiscal year ended March 31, 2000 qualify for the dividends-received deduction for corporations. Additionally, there were no long-term capital gain distributions paid by the Fund during the year.

Of the Fund's ordinary income dividends paid during the fiscal year ended March 31, 2000, 9.94% was attributable to Federal Obligations. In calculating the foregoing percentage, Fund expenses have been allocated on a pro rata basis.

The law varies in each state as to whether and what percentage of dividend income attributable to Federal Obligations is exempt from state income tax. We recommend that you consult your tax adviser to determine if any portion of the dividends you received is exempt from state income tax.

Please retain this information for your records.

CMA MONEY FUND
OFFICERS AND TRUSTEES


Terry K. Glenn -- President and Trustee
Ronald W. Forbes -- Trustee
Cynthia A. Montgomery -- Trustee
Charles C. Reilly -- Trustee
Kevin A. Ryan -- Trustee
Richard R. West -- Trustee
Arthur Zeikel -- Trustee
Kevin J. McKenna -- Senior Vice President
Joseph T. Monagle Jr.-- Senior Vice President
Donald C. Burke -- Vice President and
  Treasurer
Ira P. Shapiro -- Secretary

Custodian

State Street Bank and Trust Company
P.O. Box 1713
Boston, MA 02101

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 221-7210*

*     For inquiries regarding your CMA account, call (800) CMA-INFO [(800)
      262-4636].

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other Government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Past performance results shown in this report should not be considered a representation of future performance, which will fluctuate. Statements and other information herein are as dated and are subject to change.

CMA Money Fund
Box 9011
Princeton, NJ 08543-9011                                            #11213--3/00

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